Trading Derivatives (assets and liabilities) and short positions (Tables)	12 Months Ended
Dec. 31, 2022
Trading Derivatives And Short Positions [Abstract]
Schedule by type of inherent risk of fair value of trading derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see note 11):

EUR million
	2022		2021		2020
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	38,789	37,641	31,884	30,192	43,832	41,085
Currency risk	26,391	26,063	19,823	21,894	21,162	22,028
Price risk	1,347	817	1,498	891	1,931	944
Other risks	475	370	1,087	589	212	412
	67,002	64,891	54,292	53,566	67,137	64,469

Schedule of short positions
Following is a breakdown of the short positions (liabilities):

EUR million
	2022	2021	2020
Borrowed securities
Debt instruments	1,979	825	625
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,362	825	625
Banco Santander, S.A.	617	—	—
Equity instruments	993	389	289
Of which:
Banco Santander, S.A.	934	318	289
Short sales
Debt instruments	19,543	11,022	15,784
Of which:
Banco Santander, S.A.	12,902	8,926	8,645
Banco Santander (Brasil) S.A.	3,857	1,952	7,085
Pierpont Capital Holdings LLC	2,690	—	—
Equity instruments	—	—	—
	22,515	12,236	16,698